Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Loss
Revenue	$ 73
Research and development	(11,916)	$ (17,056)	$ (19,583)
General and administrative	(10,354)	(8,208)	(6,251)
Operating loss	(22,197)	(25,264)	(25,834)
Finance income	963	2,831	2,039
Finance expenses	(1,681)	(1,508)	(915)
Net loss before tax	(22,915)	(23,941)	(24,710)
Income tax benefit	790	772	178
Net loss for the year	(22,125)	(23,169)	(24,532)
Net loss attributable to shareholders of Evaxion Biotech A/S	(22,125)	(23,169)	(24,532)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(57)	(25)	(83)
Exchange rate adjustments of investments in subsidiaries	3	(3)	93
Tax on other comprehensive income/(expense)			(5)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on currency translation to presentation currency	(68)	(2,324)	(1,547)
Other comprehensive income/(loss) for the year, net of tax	(122)	(2,352)	(1,542)
Total comprehensive loss	(22,247)	(25,521)	(26,074)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (22,247)	$ (25,521)	$ (26,074)
Loss per share - basic (in USD per share)	$ (0.81)	$ (0.98)	$ (1.26)
Loss per share - diluted (in USD per share)	$ (0.81)	$ (0.98)	$ (1.26)